Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment [Abstract]
Schedule of RSU Activity	A summary of the Company’s RSU activity for the year ended December 31, 2023 and 2022, is as follows:
	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested on December 31, 2021	—	—
Granted	1,402,000	2.49
Vested	(382,250)	2.49
Forfeited	(38,750)	2.49
Nonvested on December 31, 2022	981,000	2.49
Granted	1,288,396	1.33
Vested	(1,097,396)	1.24
Forfeited	(170,125)	2.49
Non-vested on December 31, 2023	1,001,875	2.14